Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Accumulated Other Comprehensive Income
ACCUMULATED OTHER COMPREHENSIVE INCOME

Other comprehensive income or loss results from items deferred from recognition in the consolidated statement of earnings. The change in accumulated other comprehensive income by category is provided as follows.

	2017
(in millions)	Opening balance January 1	Net Change	Ending balance December 31
Net unrealized foreign currency translation gains (losses):
Unrealized foreign currency translation gains (losses) on net investments in foreign operations	$1,227	$(980)	$247
(Losses) gains on hedges of net investments in foreign operations	(472)	300	(172)
Income tax recovery (expense)	1	(2)	(1)
	756	(682)	74
Cash flow hedges: (Note 28)
Net change in fair value of cash flow hedges	8	(2)	6
Reclassification of cash flow hedges to finance charges	—	4	4
Income tax expense	(3)	—	(3)
	5	2	7
Unrealized employee future benefits (losses) gains: (Note 24)
Unamortized net actuarial losses	(19)	(3)	(22)
Unamortized past service costs	(3)	(1)	(4)
Income tax recovery	6	—	6
	(16)	(4)	(20)
Accumulated other comprehensive income	$745	$(684)	$61

	2016
(in millions)	Opening balance January 1	Net Change	Ending balance December 31
Net unrealized foreign currency translation gains (losses):
Unrealized foreign currency translation gains (losses) on net investments in foreign operations	$1,281	$(54)	$1,227
(Losses) gains on hedges of net investments in foreign operations	(476)	4	(472)
Income tax recovery	1	—	1
	806	(50)	756
Available-for-sale investment:
Realized gain on available-for-sale investment	(2)	2	—

Cash flow hedges: (Note 28)
Net change in fair value of cash flow hedges	3	5	8
Income tax expense	(1)	(2)	(3)
	2	3	5
Unrealized employee future benefits (losses) gains: (Note 24)
Unamortized net actuarial (losses) gains	(20)	1	(19)
Unamortized past service costs	(1)	(2)	(3)
Income tax recovery	6	—	6
	(15)	(1)	(16)
Accumulated other comprehensive income	$791	$(46)	$745